Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization		$ (2,618)	$ (1,044)
Intangible assets, net	$ 6,504	4,505	2,090
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross		7,002	3,013
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross		$ 121	$ 121